Borrowings (Summary of the Scheduled Maturities of Long-Term Debt) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Year
2018	$ 10,000
2019	15,000
Long-term debt, total	$ 25,000	$ 25,000
Weighted Average Interest Rate
2018	1.33%
2019	1.59%
Weighted average interest rate	1.49%